Other Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Assets
14	OTHER ASSETS

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Land use rights (i)	7,830	7,906
Disbursements	5,946	4,162
Tax prepaid	5,615	—
Automated policy loans	3,377	3,269
Investments receivable and prepaid	2,665	8,885
Prepayments to constructors	847	504
Due from related parties	757	725
Others	6,992	7,986

Total	34,029	33,437

Current	24,175	23,533
Non-current	9,854	9,904

Total	34,029	33,437

(i)	The Group’s right-of-use assets include the above land use rights and right-of-use assets disclosed in Note 7.